Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information [Abstract]
Schedule of Group’s Revenues	The Group’s revenues derived from different channels for the years ended December 31, 2021, 2022 and 2023, are as below:
	For the years ended December 31,
	2021	2022	2023
Offline sales to dealers	$53,087	$72,614	$84,894
Offline sales to ODM customers	62,736	57,970	53,972
Online sales to retail customers	25,682	11,547	11,356
	$141,505	$142,131	$150,222

Schedule of Disaggregation of Revenues by Geographic Area	The majority of the Group’s revenues for the years ended December 31, 2021, 2022 and 2023 was generated from Europe, North America and Others. The following table sets forth the disaggregation of revenues by geographic area:
	For the years ended December 31,
	2021	2022	2023
North America	$80,954	$76,664	$89,662
Europe	56,210	57,392	52,976
Others	4,341	8,075	7,584
Total	$141,505	$142,131	$150,222